Leases - Schedule of Operating Lease Liability Maturity (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Leases - Schedule of Operating Lease Liability Maturity (Details) [Line Items]
2025	$ 603	$ 2,854
2026	109	1,947
2027	111	109
2028	112	111
2029		112
Thereafter		437
Total lease payments	2,175	5,570
Less: Imputed interest	(471)	(706)
Present value of future lease payments	$ 1,704	$ 4,864